Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Current Assets
Cash and cash equivalents	$ 102,476,578	$ 7,297,328
Other receivables	1,206,085	47,894
Prepaid expenses	938,440	962,902
Total Current Assets	104,621,103	8,308,124
Non-Current Assets
Restricted cash	15,359,960	15,470,178
Property and plant and equipment, net	16,755,765	2,016
Inventory, net	15,800,000
Deferred exploration and evaluation expenditure	343,957,052	39,712,591
Investment in equity-accounted joint venture	7,423,067	107,856,418
Investment in equity-accounted associate		350,068
Right of use asset	11,502	22,865
Total Non-Current Assets	399,307,346	163,414,136
TOTAL ASSETS	503,928,449	171,722,260
Current Liabilities
Trade and other payables	19,210,789	17,971,783
Provisions	106,392	27,454
Lease liability	6,244	11,870
Funding from related party	5,671,129	5,854,852
Warrants liability	95,067,012	40,919,123
Total Current Liabilities	120,061,566	64,785,082
Non-Current Liabilities
Funding from related party	803,955
Offtake prepayment	15,000,000	15,000,000
Lease liability	7,614	14,208
Total Non-Current Liabilities	15,811,569	15,014,208
TOTAL LIABILITIES	135,873,135	79,799,290
NET ASSETS	368,055,314	91,922,970
EQUITY
Share capital	629,774,711	197,732,356
Unissued Capital	45,734,183	45,734,183
Reserves	97,532,461	49,013,687
Accumulated deficit	(429,055,181)	(200,557,256)
Non controlling interests	24,069,140
TOTAL EQUITY	$ 368,055,314	$ 91,922,970